CASH TRUST SERIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 August 2, 2004



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549



     RE: CASH TRUST SERIES, INC. ("Registrant")
         Government Cash Series
         Municipal Cash Series
         Prime Cash Series
         Treasury Cash Series

           1933 Act File No. 33-29838
           1940 Act File No. 811-5843


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated July 31, 2004, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 25 on July 29, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-6685.




                                          Very truly yours,



                                          /s/ Nelson Winter
                                          Nelson Winter
                                          Assistant Secretary